UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2008

1.805749.104

ISIG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 76.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 29.0%
Fannie Mae:
2.5% 4/9/10	$ 1,985,000	$ 1,967,038
3% 7/12/10	1,875,000	1,870,466
3.25% 8/12/10	16,273,000	16,303,121
3.375% 5/19/11	10,694,000	10,673,703
3.875% 12/10/09	1,480,000	1,496,446
3.875% 7/12/13	6,797,000	6,764,021
4.75% 11/19/12	2,500,000	2,585,370
5% 2/16/12	2,300,000	2,391,892
6% 5/15/11	4,335,000	4,618,474
6.625% 9/15/09	13,759,000	14,233,713
Freddie Mac:
3.25% 7/16/10	2,113,000	2,117,315
3.75% 6/28/13	4,505,000	4,461,292
3.875% 6/29/11	8,363,000	8,451,631
4.125% 11/30/09	33,100,000	33,527,950
4.125% 9/27/13	3,000,000	3,014,712
4.5% 1/15/14	5,356,000	5,464,304
5.125% 4/18/11	4,000,000	4,171,808
5.25% 7/18/11	6,000,000	6,280,554
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,222,824	2,376,421
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	686,538	726,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		133,496,657
U.S. Treasury Obligations - 47.7%
U.S. Treasury Notes:
1.75% 3/31/10 (b)	86,476,000	85,854,406
2.125% 1/31/10	11,191,000	11,181,387
2.75% 7/31/10 (b)	22,625,000	22,808,828
2.75% 2/28/13	14,737,000	14,585,032
2.875% 6/30/10 (b)	14,105,000	14,253,765
3.375% 11/30/12	4,500,000	4,578,750
3.375% 6/30/13	10,561,000	10,709,509
3.375% 7/31/13	900,000	912,305
3.5% 5/31/13	1,859,000	1,895,745
4.5% 4/30/12	9,050,000	9,583,805
4.625% 7/31/12	25,500,000	27,159,489
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 3/31/11	$ 9,250,000	$ 9,764,531
4.75% 5/31/12	6,000,000	6,405,468
TOTAL U.S. TREASURY OBLIGATIONS		219,693,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $351,636,734)		353,189,677
U.S. Government Agency - Mortgage Securities - 16.5%

Fannie Mae - 10.6%
3.628% 9/1/33 (e)	108,702	109,921
3.71% 6/1/33 (e)	142,354	142,129
3.711% 6/1/33 (e)	374,266	373,585
3.732% 5/1/33 (e)	137,577	137,554
3.74% 10/1/33 (e)	36,366	36,590
3.906% 5/1/34 (e)	180,468	181,831
3.914% 7/1/35 (e)	93,474	93,574
3.919% 5/1/34 (e)	229,827	231,825
3.972% 8/1/33 (e)	137,829	139,319
3.982% 9/1/33 (e)	247,732	249,345
3.986% 10/1/18 (e)	22,345	22,604
3.993% 6/1/33 (e)	27,047	27,004
4% 9/1/13 to 5/1/20	1,193,201	1,150,654
4.1% 8/1/33 (e)	55,925	55,992
4.103% 5/1/34 (e)	371,878	375,088
4.111% 4/1/34 (e)	459,482	461,522
4.171% 1/1/35 (e)	90,562	91,070
4.227% 8/1/33 (e)	149,310	149,835
4.235% 1/1/34 (e)	92,209	93,223
4.25% 2/1/35 (e)	39,999	40,300
4.252% 6/1/33 (e)	333,667	334,458
4.263% 10/1/33 (e)	14,729	14,852
4.294% 6/1/35 (e)	125,393	125,685
4.295% 1/1/35 (e)	38,474	38,567
4.302% 5/1/33 (e)	12,304	12,328
4.307% 3/1/33 (e)	26,031	26,223
4.328% 1/1/35 (e)	45,719	46,095
4.331% 7/1/35 (e)	129,420	129,573
4.342% 10/1/19 (e)	43,762	44,073
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.366% 2/1/34 (e)	$ 82,858	$ 83,833
4.378% 5/1/35 (e)	83,561	84,007
4.38% 1/1/34 (e)	481,217	483,926
4.39% 2/1/35 (e)	77,142	77,844
4.39% 6/1/35 (e)	153,249	154,266
4.394% 10/1/33 (e)	178,240	177,927
4.408% 6/1/33 (e)	338,779	341,418
4.413% 10/1/34 (e)	166,532	168,038
4.414% 5/1/35 (e)	449,161	450,379
4.42% 8/1/34 (e)	111,472	112,658
4.426% 5/1/35 (e)	35,399	35,619
4.429% 3/1/35 (e)	75,991	76,579
4.435% 6/1/35 (e)	123,654	124,469
4.445% 8/1/35 (e)	570,463	572,573
4.477% 12/1/34 (e)	19,560	19,675
4.483% 11/1/33 (e)	61,842	62,409
4.493% 1/1/35 (e)	200,926	203,022
4.499% 5/1/35 (e)	1,343,142	1,352,698
4.5% 3/1/18 to 11/1/19	813,603	804,585
4.5% 9/16/23 (c)	500,000	484,046
4.501% 4/1/33 (e)	296,723	298,377
4.502% 7/1/35 (e)	15,056	15,158
4.562% 2/1/35 (e)	158,458	160,167
4.571% 1/1/35 (e)	359,745	363,633
4.579% 6/1/33 (e)	9,688	9,748
4.654% 10/1/34 (e)	127,376	128,293
4.658% 8/1/35 (e)	184,170	184,987
4.673% 8/1/35 (e)	411,209	419,411
4.677% 8/1/34 (e)	571,239	573,843
4.691% 10/1/34 (e)	109,359	110,221
4.701% 2/1/35 (e)	567,768	572,692
4.702% 7/1/34 (e)	126,424	127,606
4.707% 2/1/35 (e)	251,205	254,569
4.72% 2/1/36 (e)	478,625	484,546
4.731% 10/1/35 (e)	60,745	61,242
4.74% 1/1/35 (e)	194,101	195,870
4.754% 7/1/36 (e)	137,955	138,854
4.776% 4/1/35 (e)	13,814	13,922
4.777% 12/1/34 (e)	39,872	40,220
4.786% 7/1/35 (e)	188,649	189,704
4.793% 10/1/35 (e)	92,313	93,220
4.813% 11/1/34 (e)	89,838	90,741
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.824% 9/1/34 (e)	$ 159,794	$ 161,669
4.834% 4/1/35 (e)	428,709	435,001
4.841% 1/1/35 (e)	121,581	122,957
4.86% 10/1/34 (e)	354,316	357,743
4.866% 7/1/35 (e)	228,630	230,053
4.872% 8/1/34 (e)	26,096	26,231
4.88% 5/1/35 (e)	76,667	77,182
4.887% 3/1/33 (e)	98,721	99,889
4.912% 2/1/35 (e)	11,148	11,229
4.926% 8/1/34 (e)	339,648	342,595
4.939% 8/1/34 (e)	263,816	266,683
4.972% 7/1/34 (e)	16,456	16,643
4.979% 3/1/35 (e)	205,767	208,321
4.985% 2/1/35 (e)	218,218	220,737
4.986% 4/1/33 (e)	5,952	5,982
4.986% 2/1/34 (e)	309,349	311,372
5% 2/1/16	21,924	21,870
5.011% 12/1/32 (e)	381,969	386,917
5.047% 10/1/35 (e)	252,910	255,399
5.093% 9/1/34 (e)	30,076	30,428
5.095% 10/1/35 (e)	168,146	169,912
5.098% 8/1/33 (e)	40,960	41,233
5.131% 8/1/34 (e)	238,777	242,334
5.17% 3/1/36 (e)	575,038	581,958
5.185% 3/1/35 (e)	20,299	20,565
5.189% 5/1/35 (e)	29,042	29,355
5.242% 11/1/36 (e)	114,045	116,314
5.259% 2/1/33 (e)	32,668	32,805
5.266% 12/1/36 (e)	112,548	114,425
5.273% 7/1/35 (e)	1,082,956	1,095,329
5.281% 3/1/35 (e)	22,177	22,355
5.305% 12/1/34 (e)	49,208	49,830
5.325% 1/1/36 (e)	410,099	415,779
5.341% 3/1/35 (e)	241,332	242,372
5.343% 4/1/36 (e)	196,334	201,380
5.346% 2/1/37 (e)	107,408	109,402
5.347% 2/1/36 (e)	37,217	37,635
5.357% 2/1/36 (e)	306,332	310,689
5.357% 3/1/37 (e)	767,811	782,006
5.38% 2/1/37 (e)	538,578	547,767
5.384% 3/1/35 (e)	9,436	9,537
5.453% 2/1/37 (e)	714,382	728,982
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 1/1/09 to 6/1/20	$ 4,517,640	$ 4,600,891
5.502% 6/1/47 (e)	84,638	86,152
5.528% 11/1/36 (e)	203,801	207,319
5.563% 4/1/37 (e)	433,336	441,638
5.63% 4/1/36 (e)	508,342	517,938
5.632% 2/1/36 (e)	127,062	129,383
5.662% 6/1/36 (e)	300,552	306,160
5.787% 3/1/36 (e)	1,019,736	1,039,873
5.8% 1/1/36 (e)	113,910	116,126
5.811% 5/1/36 (e)	759,125	774,389
5.822% 9/1/36 (e)	194,897	198,399
5.892% 12/1/36 (e)	186,255	190,666
5.906% 5/1/36 (e)	351,305	358,749
5.945% 2/1/35 (e)	9,291	9,406
5.951% 5/1/36 (e)	117,921	120,672
6% 5/1/12 to 3/1/22	5,237,236	5,385,226
6% 9/1/38 (c)(d)	500,000	504,735
6.013% 4/1/36 (e)	2,093,796	2,141,277
6.057% 3/1/33 (e)	14,396	14,531
6.081% 3/1/37 (e)	209,193	214,671
6.157% 4/1/36 (e)	202,150	206,975
6.214% 2/1/35 (e)	23,464	23,569
6.226% 3/1/37 (e)	69,914	71,764
6.252% 6/1/36 (e)	29,685	30,214
6.305% 6/1/36 (e)	4,900,351	5,027,530
6.5% 6/1/15 to 7/1/32	443,169	459,588
7% 6/1/12 to 6/1/31	274,090	284,148
7.241% 12/1/32 (e)	72,130	72,938
7.5% 5/1/37	159,519	168,137
9% 2/1/13 to 8/1/21	121,704	131,734
9.5% 5/1/09 to 11/1/21	1,467	1,541
10.5% 5/1/10 to 8/1/20	24,603	27,181
11% 11/1/10 to 9/1/14	72,606	76,243
11.5% 11/1/15 to 7/15/19	96,761	108,228
12% 4/1/15	11,982	13,857
12.5% 3/1/16	1,834	2,049
		48,886,576
Freddie Mac - 5.8%
3.736% 7/1/33 (e)	342,251	341,619
3.792% 5/1/35 (e)	322,555	321,524
4% 11/1/20	820,031	783,240
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.006% 4/1/34 (e)	$ 595,757	$ 595,877
4.221% 1/1/35 (e)	512,696	519,144
4.267% 7/1/35 (e)	219,350	219,723
4.275% 6/1/35 (e)	76,004	76,090
4.309% 12/1/34 (e)	46,090	46,409
4.362% 6/1/33 (e)	153,243	152,764
4.406% 3/1/35 (e)	63,966	64,329
4.423% 2/1/34 (e)	46,830	46,837
4.454% 3/1/35 (e)	60,998	61,382
4.53% 2/1/35 (e)	121,163	122,083
4.556% 5/1/33 (e)	423,923	425,429
4.667% 9/1/36 (e)	133,574	134,507
4.754% 4/1/35 (e)	241,434	242,862
4.79% 2/1/36 (e)	54,415	54,564
4.791% 3/1/35 (e)	110,952	111,718
4.895% 10/1/35 (e)	213,067	216,109
5% 9/1/18 to 9/1/35	4,151,574	4,161,749
5.027% 7/1/35 (e)	666,566	673,754
5.035% 10/1/36 (e)	225,847	230,479
5.04% 4/1/35 (e)	415,579	421,144
5.113% 7/1/35 (e)	182,468	183,962
5.264% 12/1/33 (e)	348,157	348,859
5.268% 2/1/36 (e)	18,569	18,776
5.27% 11/1/35 (e)	194,447	196,007
5.382% 3/1/35 (e)	39,143	39,360
5.415% 3/1/37 (e)	68,886	69,829
5.481% 1/1/36 (e)	188,010	190,623
5.5% 8/1/14 to 11/1/20	3,025,024	3,077,697
5.525% 1/1/36 (e)	241,789	244,995
5.552% 4/1/37 (e)	79,500	80,883
5.58% 2/1/35 (e)	82,069	82,594
5.591% 3/1/36 (e)	868,871	881,294
5.735% 10/1/35 (e)	51,935	52,734
5.745% 5/1/37 (e)	883,095	896,074
5.779% 3/1/37 (e)	448,804	455,120
5.791% 4/1/37 (e)	410,586	416,717
5.797% 5/1/37 (e)	515,725	523,562
5.811% 6/1/37 (e)	316,695	321,978
5.829% 5/1/37 (e)	142,617	144,694
5.832% 5/1/37 (e)	73,771	74,896
5.946% 4/1/36 (e)	1,478,689	1,506,846
6% 11/1/16 to 2/1/19	1,487,978	1,538,013
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.021% 6/1/36 (e)	$ 143,388	$ 146,142
6.141% 2/1/37 (e)	133,438	136,225
6.143% 12/1/36 (e)	952,659	971,796
6.218% 5/1/36 (e)	122,681	125,439
6.273% 12/1/36 (e)	290,608	297,700
6.3% 8/1/36 (e)	1,597,711	1,635,790
6.383% 7/1/36 (e)	144,702	148,007
6.417% 6/1/37 (e)	34,638	35,534
6.479% 9/1/36 (e)	692,755	710,521
6.489% 3/1/33 (e)	9,566	9,672
6.5% 12/1/21	387,730	399,634
6.641% 8/1/37 (e)	240,804	247,507
7.5% 11/1/12	79,175	82,298
7.581% 4/1/37 (e)	29,771	30,720
8% 12/1/09	414	415
8.5% 7/1/09	37	37
9% 9/1/10 to 12/1/18	42,846	46,625
9.5% 2/1/17 to 12/1/22	143,907	156,988
10% 1/1/09 to 6/1/20	13,598	14,701
10.5% 9/1/20 to 5/1/21	2,666	2,745
11% 12/1/11	697	735
11.5% 10/1/15	3,896	4,404
12% 10/1/13 to 11/1/19	14,331	16,167
12.25% 11/1/14	17,561	19,784
12.5% 8/1/10 to 6/1/19	78,627	87,605
		26,696,040
Government National Mortgage Association - 0.1%
8% 11/15/09 to 12/15/23	249,871	264,452
8.5% 5/15/16 to 3/15/17	40,032	43,427
10.5% 1/15/16 to 1/15/18	44,348	50,222
11% 10/20/13	1,439	1,602
13.5% 7/15/11	2,613	2,836
		362,539
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,162,255)		75,945,155
Asset-Backed Securities - 0.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6219% 9/25/35 (e) (Cost $188,870)	188,870	188,118
Collateralized Mortgage Obligations - 6.2%
	Principal Amount	Value
U.S. Government Agency - 6.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.7% 4/25/24 (e)	$ 1,276,332	$ 1,199,998
Series 2007-95 Class A1, 2.7219% 8/27/36 (e)	491,957	488,562
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,392,665
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	129,703	129,819
Series 1999-25 Class Z, 6% 6/25/29	2,504,497	2,551,366
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.4519% 8/25/31 (e)	300,505	301,920
Series 2002-49 Class FB, 3.0656% 11/18/31 (e)	511,857	500,990
Series 2002-60 Class FV, 3.4719% 4/25/32 (e)	112,796	112,796
Series 2002-74 Class FV, 2.9219% 11/25/32 (e)	1,151,455	1,139,923
Series 2002-75 Class FA, 3.4719% 11/25/32 (e)	231,061	231,047
planned amortization class:
Series 2002-11:
Class QC, 5.5% 3/25/17	587,039	599,029
Class UC, 6% 3/25/17	447,467	460,910
Series 2002-16 Class PG, 6% 4/25/17	625,577	643,520
Series 2002-18 Class PC, 5.5% 4/25/17	360,000	368,248
Series 2002-61 Class PG, 5.5% 10/25/17	945,000	966,267
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	388,203
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	328,514
Series 2005-52 Class PB, 6.5% 12/25/34	738,939	769,298
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	147,591	151,914
Series 2002-57 Class BD, 5.5% 9/25/17	149,142	153,456
Series 2003-18 Class EY, 5% 6/25/17	747,345	759,538
Series 2004-95 Class AN, 5.5% 1/25/25	399,002	404,359
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 3.4669% 3/15/32 (e)	496,770	498,015
Series 2526 Class FC, 2.8669% 11/15/32 (e)	259,832	257,051
Series 2530 Class FE, 3.0669% 2/15/32 (e)	292,625	287,935
Series 2630 Class FL, 2.9669% 6/15/18 (e)	24,979	25,239
Series 2925 Class CQ, 0% 1/15/35 (e)	125,020	77,024
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	154,564	158,536
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	$ 214,102	$ 219,499
Series 2376 Class JE, 5.5% 11/15/16	156,353	158,774
Series 2378 Class PE, 5.5% 11/15/16	441,307	448,050
Series 2381 Class OG, 5.5% 11/15/16	124,239	126,141
Series 2390 Class CH, 5.5% 12/15/16	402,068	408,235
Series 2425 Class JH, 6% 3/15/17	212,787	219,525
Series 2628 Class OE, 4.5% 6/15/18	335,000	330,149
Series 2695 Class DG, 4% 10/15/18	805,000	761,291
Series 2752 Class PW, 4% 4/15/22	351,616	352,243
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	952,331	1,005,315
Series 2546 Class C, 5% 12/15/17	540,000	542,302
Series 2570 Class CU, 4.5% 7/15/17	79,522	79,514
Series 2572 Class HK, 4% 2/15/17	110,669	109,990
Series 2617 Class GW, 3.5% 6/15/16	435,236	435,414
Series 2672 Class HA, 4% 9/15/16	844,617	838,484
Series 2675 Class CB, 4% 5/15/16	652,597	649,345
Series 2683 Class JA, 4% 10/15/16	701,326	696,029
Series 2860 Class CP, 4% 10/15/17	82,154	81,716
Series 2866 Class N, 4.5% 12/15/18	589,880	594,599
Series 2937 Class HJ, 5% 10/15/19	382,233	387,682
Series 3013 Class VJ, 5% 1/15/14	904,485	919,397
Series 3266 Class C, 5% 2/15/20	281,620	284,548
Series 2564 Class BQ, 5.5% 10/15/17	2,264,637	2,297,403
Series 2975 Class NA, 5% 7/15/23	201,418	203,571
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,422,441)		28,495,358
Cash Equivalents - 26.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 2,727,643	$ 2,727,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	118,662,209	118,634,000
TOTAL CASH EQUIVALENTS (Cost $121,361,000)		121,361,000
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $576,771,300)		579,179,308
NET OTHER ASSETS - (25.7)%		(118,560,910)
NET ASSETS - 100%		$ 460,618,398
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	7,617
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(84,051)
Receive semi-annually a fixed rate equal to 2.755% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2010	10,600,000	(1,367)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs, Inc.	April 2010	2,400,000	19,829
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.3175% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2010	$ 9,000,000	$ 24,834
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	9,135,000	73,135
		$ 34,485,000	$ 39,997
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,727,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 79,028
Banc of America Securities LLC	213,639
Bank of America, NA	790,279
Barclays Capital, Inc.	1,422,497
Greenwich Capital Markets, Inc.	79,028
ING Financial Markets LLC	103,015
RBC Capital Markets Corp.	39,514
$ 2,727,000
$118,634,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 37,731,838
Bank of America, NA	80,902,162
$ 118,634,000
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 579,179,308	$ -	$ 579,179,308	$ -
Other Financial Instruments*	$ 39,997	$ -	$ 39,997	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $576,650,231. Net unrealized appreciation aggregated $2,529,077, of which $4,359,963 related to appreciated investment securities and $1,830,886 related to depreciated investment securities.

Quarterly Report

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008